Taxes on Income (Tables)	12 Months Ended
Dec. 31, 2024
Taxes on Income [Abstract]
Schedule of Deferred Tax Liabilities and Assets	Significant components of the Company’s and its subsidiaries’ deferred tax liabilities and assets are as follows:
	December 31,
	2024	2023

Deferred tax assets:
Carryforward tax losses	$19,463	$13,733
Share-based compensation expenses	3,357	2,697
Research and development carryforward expenses	2,597	3,329
Allowance and other reserves	5,975	7,812
Operating lease liabilities	2,662	3,340

Total gross deferred tax assets	34,054	30,911

Less, Valuation Allowance	(30,106)	(26,326)

Total deferred tax assets	3,948	4,585

Deferred tax liabilities:
Operating lease ROU assets	(2,721)	(3,184)
Intangible assets	(1,015)	(1,253)
Others	(212)	(148)

Total gross deferred tax liabilities	(3,948)	(4,585)

Net deferred tax assets (liabilities)	$-	$-

Schedule of Income (Loss) Before Income Taxes

Loss before income taxes is comprised as follows:

	Year Ended December 31,
	2024	2023	2022

Domestic	$(13,859)	$(62,734)	$(58,085)
Foreign	(1,106)	(647)	1,585

Loss before income taxes	$(14,965)	$(63,381)	$(56,500)

Schedule of Taxes on Income (Tax Benefits)	Taxes on income (tax benefits) are comprised as follows:
	Year Ended December 31,
	2024	2023	2021

Current taxes	$1,835	$1,463	$12,619
Deferred taxes	-	(493)	9,946

	$1,835	$970	$22,565

Domestic	$117	$(16)	$20,400
Foreign	1,718	986	2,165

	$1,835	$970	$22,565

	Year Ended December 31,
	2024	2023	2022
Domestic taxes:

Current taxes	$117	$174	$11,119
Deferred taxes	-	(190)	9,281

	117	(16)	20,400

Foreign taxes:

Current taxes	1,718	1,289	1,500
Deferred taxes	-	(303)	665

	1,718	986	2,165

Taxes on income	$1,835	$970	$22,565

Schedule of Unrecognized Tax Benefits

A reconciliation of the beginning and ending amount of gross unrecognized tax benefits is as follows:

	December 31,
	2024	2023

Beginning of year	$568	$394
Additions related to tax positions taken during current year	41	174

Balance at December 31(*)	$609	$568

(*)	As of December 31, 2024 and 2023, unrecognized tax benefits in an amount of $256 in both years, were presented as a reduction from deferred taxes.

Schedule of Effective Income Tax Rate Reconciliation	A reconciliation between the theoretical tax expense, assuming all income is taxed at the statutory tax rate applicable to income of the Company and the actual tax expense as reported in the statement of operations is as follows:
	Year Ended December 31,
	2024	2023	2022

Loss before taxes, as reported in the consolidated statements of operations	$(14,965)	$(63,381)	$(56,500)

Theoretical tax benefit at the Israeli statutory tax rate	(3,441)	(14,578)	(12,995)
Beneficiary enterprise income	2,148	9,724	9,003
Tax adjustment in respect of different tax rate of foreign subsidiaries	(36)	225	639
Non-deductible expenses and other permanent differences	368	143	(289)
Share based compensation	1,210	1,004	541
Increase (decrease) in other uncertain tax positions, net	41	174	(639)
Taxes related to prior years (see also note 14b)	347	(61)	11,471
Losses and timing differences for which valuation allowance was provided, net	1,545	4,819	15,727
Others	(347)	(480)	(893)

Actual tax expense	$1,835	$970	$22,565